Investment Securities - Unrealized Losses (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Fair Value
Less than 12 months	$ 11,496,000	$ 28,360,000
12 months or more	1,229,000	52,658,000
Total	12,725,000	81,018,000
Unrealized Losses
Less than 12 months	(68,000)	(206,000)
12 months or more	(257,000)	(592,000)
Total	(325,000)	(798,000)
U.S. Treasury
Fair Value
Less than 12 months	1,015,000
Total	1,015,000
U.S government agency obligations
Fair Value
Less than 12 months		6,238,000
12 months or more		1,809,000
Total		8,047,000
Unrealized Losses
Less than 12 months		(69,000)
12 months or more		(8,000)
Total		(77,000)
U.S. government-sponsored enterprises
Fair Value
Less than 12 months		5,949,000
12 months or more		7,488,000
Total		13,437,000
Unrealized Losses
Less than 12 months		(47,000)
12 months or more		(11,000)
Total		(58,000)
Obligations of states and political subdivisions
Fair Value
Less than 12 months		10,729,000
12 months or more		1,931,000
Total		12,660,000
Unrealized Losses
Less than 12 months		(53,000)
12 months or more		(6,000)
Total		(59,000)
Mortgage-backed securities
Fair Value
Less than 12 months	7,494,000	5,444,000
12 months or more		40,120,000
Total	7,494,000	45,564,000
Unrealized Losses
Less than 12 months	(54,000)	(37,000)
12 months or more		(391,000)
Total	(54,000)	(428,000)
Other debt securities
Fair Value
Less than 12 months	2,987,000
Total	2,987,000
Unrealized Losses
Less than 12 months	(14,000)
Total	(14,000)
Bank issued trust preferred securities
Fair Value
12 months or more	1,229,000	1,310,000
Total	1,229,000	1,310,000
Unrealized Losses
12 months or more	(257,000)	(176,000)
Total	$ (257,000)	$ (176,000)